ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Financing Activities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of financing activities
Beginning of year	$ 16,888,672	$ 36,462,525	$ 72,733,371
Inflows	167,932,069	67,404,466	51,534,192
Outflows	(178,629,397)	(90,877,115)	(91,805,608)
Other non-cash movements	1,468,203	3,898,796	4,000,570
End of year	7,659,547	16,888,672	36,462,525
Unsubordinated debt securities
Reconciliation of financing activities
Beginning of year	2,063,327	12,427,653	24,363,308
Inflows		4,386,933	7,802,825
Outflows	(1,501,918)	(14,751,259)	(19,951,590)
Other non-cash movements			213,110
End of year	561,409	2,063,327	12,427,653
Subordinated debt securities
Reconciliation of financing activities
Beginning of year		3,353,254	8,485,616
Outflows		(3,353,254)	(5,216,762)
Other non-cash movements			84,400
End of year			3,353,254
Financing received from the Argentine Central Bank and other financial institutions
Reconciliation of financing activities
Beginning of year	12,179,537	17,207,143	36,096,182
Inflows	167,932,069	63,017,533	43,731,367
Outflows	(174,581,930)	(68,045,139)	(62,620,406)
End of year	5,529,676	12,179,537	17,207,143
Lease Liabilities
Reconciliation of financing activities
Beginning of year	2,645,808	3,474,475	3,788,265
Outflows	(2,545,549)	(4,727,463)	(4,016,850)
Other non-cash movements	1,468,203	3,898,796	3,703,060
End of year	$ 1,568,462	$ 2,645,808	$ 3,474,475